Stock Options (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity

A summary of option activity for the six months ended June 30, 2018 is presented below.

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2017	21,840,953	$0.33	2.09
Granted	1,006,272	0.33
Exercised	(487,620)	0.07
Forfeited or expired	(1,075,000)	0.55
Outstanding at June 30, 2018	21,284,605	$0.26	1.68	$7,533,282
Exercisable at June 30, 2018	9,204,808	$0.36		$2,406,294

A summary of option activity for the years ended December 31, 2017 and 2016 are presented below.

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Life (Years)	Value

Outstanding at December 31, 2015	7,656,250	$0.66	4.87	$-
Granted	5,860,000	0.09	-	-
Forfeited	(2,985,297)	0.93	-	-
Exercised	-	-	-	-
Outstanding at December 31, 2016	10,530,953	$0.33	4.03	$-
Granted	13,210,000	0.17	-	-
Forfeited	(1,900,000)	0.16	-	-
Exercised	-	-	-	-
Outstanding at December 31, 2017	21,840,953	$0.26	2.09	$137,403

Vested December 31, 2017	12,286,613	$0.28		$44,030

Exercisable at December 31, 2017	9,357,620	$0.36		$24,166